Leases (Tables)	6 Months Ended
Dec. 31, 2025
Disclosure Text Block [Abstract]
Schedule of Lease Liabilities

Lease liabilities consist of the following:

	As of December 31,	As of June 30,
	2025	2025
	US$	US$

Lease liabilities-Current	5,729	-
Lease liabilities-Non Current	259,256	-
Total lease liabilities	264,985	-

	As of December 31,	As of June 30,
	2025	2025
	US$	US$
Weighted discount rate for the operating lease	4.25%	-
Weighted average remaining lease term	29.94	-

Schedule of Future Minimum Payments

The following is a schedule of future minimum payments under the Company’s operating leases (excluding short-term leases) as of December 31, 2025:

Amount
US$
2026	17,158
2027	15,896
2028	15,896
2029	15,896
2030	15,896

Thereafter	396,124
Total lease payments	476,866

Less: imputed interest	(211,881)
Total lease liabilities, net of interest	264,985